Formation transactions, Initial Public Offering and related party agreements	9 Months Ended
Sep. 30, 2018
Partners' Capital Notes [Abstract]
Partners' Capital Notes Disclosure [Text Block]
3. Formation transactions, Initial Public Offering and related party agreements

During August 2014, the following transactions in connection with the transfer of equity interests, shareholder loans and promissory notes and accrued interest to the Partnership and the IPO occurred:

Capital contribution

Höegh LNG contributed the following to the Partnership:

(i)	Its interests in Hoegh LNG Lampung Pte. Ltd., PT Hoegh LNG Lampung, SRV Joint Gas Ltd. and SRV Joint Gas Two Ltd.;

(ii)	Its shareholder loans made by Höegh LNG to each of SRV Joint Gas Ltd. and SRV Joint Gas Two Ltd., in part to finance the operations of such joint ventures;

(iii)	Its receivables for the $40 million promissory note due to Höegh LNG as well as accrued interest on such note and two other promissory notes relating to Hoegh LNG Lampung Pte. Ltd.;

These transactions have been accounted for as a capital contribution by Höegh LNG to the Partnership.

Recapitalization of the Partnership

(i)
The Partnership issued to Höegh LNG 2,116,060 common units and 13,156,060 subordinated units and 100% of the incentive distribution rights (“IDRs”), which will entitle Höegh LNG to increasing percentages of the cash the Partnership distributes in excess of $0.388125 per unit per quarter.

(ii)	The Partnership issued to Höegh LNG GP LLC, a wholly owned subsidiary of Höegh LNG, a non-economic general partner interest in the Partnership.

Initial Public Offering

(i)
The Partnership issued and sold through the underwriters to the public 11,040,000 common units (including 1,440,000 common units exercised pursuant to the underwriters’ option to purchase additional common units), representing approximately 42% limited partnership interest in the Partnership. The common units were sold for $20.00 per unit resulting in gross proceeds of $220.8 million. The net proceeds of the offering were approximately $203.5 million. Net proceeds is after deduction of underwriters’ discounts, structuring fees and reimbursements and the incremental direct costs attributable to the IPO that were deferred and charged against the proceeds of the offering.

(ii)
The Partnership applied the net proceeds of the offering as follows: (i) $140 million to make a loan to Höegh LNG in exchange for a note bearing interest at a rate of 5.88% per annum, (ii) $20 million for general partnership purposes and (iii) the remainder of approximately $43.5 million to make a cash distribution to Höegh LNG.

At the completion of the IPO, Höegh LNG owned 2,116,060 common units and 13,156,060 subordinated units, representing an approximate 58% limited partnership interest in the Partnership.

Related Party Agreements

In connection with the IPO the Partnership entered into several agreements including:

(i)	An $85 million revolving credit facility with Höegh LNG, which was undrawn at the closing of the IPO;

(ii)	An omnibus agreement with Höegh LNG, the general partner, and Höegh LNG Partners Operating LLC governing, among other things:

a.	To what extent the Partnership and Höegh LNG may compete with each other;

b.	The Partnership’s rights of first offer on certain FSRUs and LNG carriers operating under charters of five or more years; and

c.	Höegh LNG’s provision of certain indemnities to the Partnership.

(iii)	An administrative services agreement with Höegh LNG Services Ltd., UK (“Höegh UK”), pursuant to which Höegh UK provides certain administrative services to the Partnership; and

(iv)
Höegh UK has entered into administrative services agreements with Höegh LNG AS (“Höegh Norway”) and Leif Höegh (U.K.) Limited, pursuant to which Höegh Norway and Leif Höegh (U.K.) Limited provide Höegh UK certain administrative services. Additionally, the operating company has entered into an administrative services agreement with Leif Höegh (U.K.) Limited to allow Leif Höegh (U.K.) Limited to provide services directly to Höegh LNG Partners Operating LLC.

Existing agreements remained in place following the IPO for the provision of certain services to the Partnership’s vessel owning joint ventures or entity, of which the material agreements are as follows:

•
The joint ventures are parties to ship management agreements with Höegh LNG Fleet Management AS (“Höegh LNG Management”) pursuant to which Höegh LNG Management provides the joint ventures with technical and maritime management and crewing of the
Neptune
and the
Cape Ann,
 and Höegh Norway is a party to a sub-technical support agreement with Höegh LNG Management pursuant to which Höegh LNG Management provides technical support services with respect to the
PGN FSRU Lampung
; and

•
The joint ventures are parties to commercial and administration management agreements with Höegh Norway, and PT Hoegh LNG Lampung is a party to a technical information and services agreement with Höegh Norway.

Subsequent to the IPO, the Partnership has acquired vessel owning entities. Existing agreements remained in place following the acquisition for the time charter of the
Höegh Gallant
and receipt of certain services, of which the material agreements are as follows:

•
Hoegh LNG Cyprus Limited acting through its Egyptian Branch has a Lease and Maintenance Agreement (the “time charter”) with EgyptCo for the lease and maintenance of the
Höegh Gallant
and the provision of crew and certain ship management services for a combined daily hire rate. The time charter started in April 2015 with an expiration date in April 2020; and

•
Hoegh LNG Cyprus Limited acting through its Egyptian Branch is party to a ship management agreement with Höegh LNG Management pursuant to which Höegh LNG Management provides the technical management of the
Höegh Gallant
, and Hoegh LNG Maritime Management Pte. Ltd. (“Höegh Maritime Management”) is a party to a secondment agreement, as amended, with Hoegh LNG Cyprus Limited pursuant to which Höegh Maritime Management provides qualified crew for the Höegh Gallant;

•
Hoegh LNG Cyprus Limited acting through its Egyptian Branch is party to a management agreement with Höegh Norway, pursuant to which Höegh Norway provides administrative, commercial and technical management services, each as instructed from time to time by Hoegh LNG Cyprus Limited.

Existing agreements remained in place for the time charter of the
Höegh Grace
following the acquisition and receipt of certain services, of which the material agreements are as follows:

•	a ship management agreement with Höegh LNG Management pursuant to which Höegh LNG Management provides technical and maritime management services;

•	a manning agreement with Höegh Fleet Services Philippines Inc. to recruit and engage crew for the vessel;

•	a technical services agreement with Höegh Norway to provide technical services for the vessel;

•	a management consulting agreement with Höegh Norway to provide support related to certain management activities;

•	a crew recruitment consulting services agreement with Höegh Maritime Management to provide professional consulting services in connection with recruitment of crew and other employees;

•
an agreement for provision of professional payment services with Höegh Maritime Management to provide services in connection with the payment of monthly salaries to the crew and employees working on the vessel; and

•	a spare parts procurement and insurance services agreement with Höegh LNG Management to arrange for the supply of spare parts and the insurance coverage for the vessel.